Capital management	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Capital management
32. Capital management
The Group’s objectives when managing capital is to safeguard continuity, maintain a strong credit rating and healthy capital ratios in order to support its business and provide adequate return to shareholders through continuing growth. The Group’s overall strategy remains unchanged from previous year.
The Group sets the amount of capital required on the basis of annual business and long-term operating plans which include capital and other strategic investments. The funding requirements are met through a mixture of equity, internal fund generation and other borrowings. The Group’s policy is to use current and non-current
borrowings to meet anticipated funding requirements.
The Group monitors capital on the basis of the net gearing ratio which is Net debt / Total Capital (equity + net debt). The Group is not subject to any externally imposed capital requirements.
Net debt are
non-current
and current debt as reduced by cash and cash equivalents, other bank balances, current investments. Equity comprises all components including other comprehensive income.
The following table summarizes the capital of the Group:

As at March 31,	2020	2021	2021
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Equity	681,895	734,049	10,036

Cash and cash equivalents a	50,598	48,537	664
Short term investments a	326,639	276,494	3,780
Non-current bank depositsb	338	1,107	15

Total cash (a)	377,575	326,138	4,459
Current borrowings (Note 22)	212,231	189,600	2,592
Non-current borrowings (Note 22)	367,244	379,622	5,191

Total debt (b)	579,475	569,222	7,783
Net debt (c=(b-a))	201,900	243,084	3,324

Total capital (equity+net debt) (d)	883,795	977,133	13,360

Gearing ratio (c/d)	0.2	0.2	0.2

a)
The constituents of ‘total cash’ for the purpose of capital management disclosure includes only those amounts of restricted funds that are corresponding to liabilities (e.g. margin money deposits). Consequently, restricted funds of
₹
 1,530 million and
₹
6,352 million ($ 87 million) as at March 31, 2020 and March 31, 2021 respectively have been excluded from ‘total cash’ in the capital management disclosures. Till March 31, 2020 such restricted balance were also included in total cash. (Refer notes 19, 20 and 17).

b)
Additionally, Non-current bank deposits of
₹
338 million and
₹
1,107 million ($ 15 million) as at March 31, 2020 and March 31, 2021 respectively have been included to form part of ‘total cash’ in the capital management disclosures.